Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements (Balance of and Changes in DAC) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	$ 7,807,060	$ 7,144,736	$ 6,956,197
Capitalization	1,493,518	1,533,858	1,121,435
Amortization Expense	(663,527)	(603,357)	(539,510)
Other	18,132	(268,177)	(393,386)
Balance, end of period	8,655,183	7,807,060	7,144,736
Fixed Annuities
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	371,642	197,937	102,251
Capitalization	185,807	216,410	117,851
Amortization Expense	(59,503)	(42,705)	(22,165)
Other	(1,235)	0	0
Balance, end of period	496,711	371,642	197,937
Variable Annuties
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	3,373,201	3,298,935	3,759,819
Capitalization	387,360	430,520	263,869
Amortization Expense	(403,516)	(356,254)	(331,368)
Other	16,937	0	(393,385)
Balance, end of period	3,373,982	3,373,201	3,298,935
Term Life
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	614,068	743,888	648,837
Capitalization	184,695	183,463	159,000
Amortization Expense	(48,252)	(63,447)	(63,949)
Other	(637)	(249,836)	0
Balance, end of period	749,874	614,068	743,888
Variable / Universal Life
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Cost, Beginning Balance	3,448,149	2,903,976	2,445,290
Capitalization	735,656	703,465	580,715
Amortization Expense	(152,256)	(140,951)	(122,028)
Other	3,067	(18,341)	(1)
Balance, end of period	$ 4,034,616	$ 3,448,149	$ 2,903,976